TAXATION	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXATION
8.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% from year 2010 to year 2012. Starting from year 2013, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%. In November 2016 and November 2018, Jiangxi Jinko and Zhejiang Jinko successfully renewed the qualification and continued to enjoy the preferential tax rate of
15%, respectively. In April 2018, Xinjiang Jinko obtained the beneficial tax rate registration for encouraging industries located in the western region of China, which entitles Xinjiang Jinko to enjoy the preferential tax rate of 15% in 2018 and 2019.

Under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totalled RMB2,869,500,611, RMB3,121,934,696 and RMB3,250,957,069 as of December 31, 2016, 2017, 2018 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB143,475,031, RMB156,096,735, RMB162,547,853 as of December 31, 2016, 2017, 2018 respectively.

Hong Kong

The Company's subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Luxemburg

Jinko Luxemburg is incorporated in Luxemburg and is subject to corporate income tax at 28.8%.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38.0%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2017.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko France is incorporated in France and is subject to corporate income tax at 31%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. corporate income tax on taxable incomes at a rate of up to 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on taxable incomes of up to 35% for prior tax years. The U.S. Tax Reform signed into law on December 22, 2017 significantly modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; and migrating the U.S. to a territorial tax system.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption
, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA).

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) from continuing operations before income taxes for the years ended December 31, 2016, 2017 and 2018 were taxed within the following jurisdictions:

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Cayman Islands	(122,966,973)	8,709,933	57,199,049
PRC	1,394,413,594	438,904,245	532,128,623
Other countries	(23,724,060)	(298,739,141)	(181,952,469)
Income from continuing operations before income taxes	1,247,722,561	148,875,037	407,375,203

For the year ended December 31, 2016, the loss attributed to Cayman Islands was mainly due to the fair value loss from convertible senior notes and capped call options.

The current and deferred positions of income tax expense from continuing operations included in the consolidated statement of operations for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expenses
PRC	(234,278,825)	(39,138,531)	(37,136,613)
Other countries	(35,469,815)	27,002,786	(74,198,842)
Total current income tax expenses	(269,748,640)	(12,135,745)	(111,335,455)
Deferred tax benefit	12,261,634	7,507,742	106,925,932
Income tax expense, net	(257,487,006)	(4,628,003)	(4,409,523)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate from continuing operations is as follows:

	For the year ended December 31
	2016	2017	2018
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.1	6.6	1.1
—Change in fair value of convertible senior notes and capped call options	2.2	0.0	0.0
—Accrued payroll and welfare expenses	1.0	13.4	4.2
—Change of enacted tax rate	0.4	(12.1)	(3.2)
—Other tax preferences	(0.0)	(42.3)	(19.5)
Difference in tax rate of a subsidiary outside the PRC	0.9	7.5	0.6
Effect of tax holiday for subsidiaries	(10.9)	(8.8)	(14.0)
Change in valuation allowance	0.9)	13.8	6.9
Effective tax rate	20.6	3.1	1.1

Other tax preferences in 2017 were mainly due to the reversal of income tax expense amounting of RMB 17.3 million of one of the Company’s overseas subsidiaries upon receiving a tax exemption for a five-year period starting from August 2015 to July 2020 in the first quarter of 2017, as well as the additional 2016 income tax deduction amounting of RMB 41.8 million for R&D costs approved by local tax bureau in the second quarter of 2017. Other tax preferences in 2018 was mainly due to the additional income tax deduction amounting of RMB 59.3 million for R&D costs approved by local tax bureau in the second quarter of 2018.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
The aggregate amount of effect	135,724,429	36,268,723	57,284,294
Per share effect—basic	1.08	0.28	0.37
Per share effect—diluted	1.04	0.27	0.37

Decrease of the aggregate amount of tax holidays effect in 2017 was mainly due to the decrease of profits in Jiangxi Jinko, Zhejiang Jinko and Jinko Materials, who were certified as “National High and New Technology Enterprise” entitling them to a preferential tax rate of 15%

Significant components of deferred tax assets/liability

	As of December 31
	2017	2018
	RMB	RMB
Net operating losses	125,206,224	315,472,145
Accrued warranty costs	147,133,263	137,737,283
Provision for inventories, accounts receivable, other receivable	54,705,934	46,850,223
Timing difference for revenue recognition of retainage contract	13,764,075	9,486,524
Other temporary differences	16,185,905	69,269,822
Timing difference for project assets, property, plant and equipment	11,804,621	-
Total deferred tax assets	368,800,022	578,815,997
Less: Valuation allowance	(86,443,363)	(114,620,700)
Less: Deferred tax liabilities in the same tax jurisdiction	(6,984,552)	(126,125,973)
Deferred tax assets	275,372,107	338,069,324

Timing difference for project assets, property, plant and equipment	(77,106,495)	(126,125,973)
Other temporary differences	-	(25,893,228)
Total deferred tax liabilities	(77,106,495)	(152,019,201)
Less: Deferred tax assets in the same tax jurisdiction	6,984,552	126,125,973
Deferred tax liabilities	(70,121,943)	(25,893,228)

Movement of valuation allowances

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	(54,792,006)	(66,223,501)	(86,443,363)
Current year additions	(38,362,418)	(42,043,420)	(29,565,816)
Utilization and reversal of valuation allowances	26,930,923	21,823,558	1,388,479
At end of year	(66,223,501)	(86,443,363)	(114,620,700)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2017 and 2018, valuation allowances of RMB 86,443,363 and RMB 114,620,700 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Certain valuation allowance was reversed in 2017 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets. Due to the strong financial performance of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB26.9 million, RMB 21.8 million and RMB 1.4 million in 2016, 2017 and 2018.